SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.0%

Communication Services — 2.2%
AT&T
0.650%, VAR United States Secured Overnight Financing Rate+0.640%, 03/25/2024	$1,470	$1,472
Cox Communications
3.250%, 12/15/2022 (A)	800	836
Fox
3.666%, 01/25/2022	85	87
NTT Finance
0.373%, 03/03/2023 (A)	1,900	1,901
Sky
3.125%, 11/26/2022 (A)	350	365
Verizon Communications
0.800%, VAR United States Secured Overnight Financing Rate+0.790%, 03/20/2026	500	508
0.510%, VAR United States Secured Overnight Financing Rate+0.500%, 03/22/2024	1,970	1,979
		7,148

Consumer Discretionary — 3.5%
7-Eleven
0.625%, 02/10/2023 (A)	2,580	2,582
Alimentation Couche-Tard
2.700%, 07/26/2022 (A)	800	821
BMW US Capital LLC
0.540%, VAR United States Secured Overnight Financing Rate+0.530%, 04/01/2024 (A)	965	970
Daimler Finance North America LLC
3.750%, 11/05/2021 (A)	475	483
2.550%, 08/15/2022 (A)	1,610	1,653
2.200%, 10/30/2021 (A)	300	303
General Motors Financial
3.550%, 07/08/2022	225	232
3.450%, 04/10/2022	400	409
0.770%, VAR United States Secured Overnight Financing Rate+0.760%, 03/08/2024	500	502
Howard University
2.801%, 10/01/2023	380	392
2.638%, 10/01/2021	160	161
Hyundai Capital America
1.137%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	450
Hyundai Capital America MTN
0.800%, 04/03/2023 (A)	450	450
Lennar
4.750%, 11/15/2022	700	734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nordstrom
2.300%, 04/08/2024 (A)	$210	$211
Toyota Motor Credit MTN
0.340%, VAR United States Secured Overnight Financing Rate+0.330%, 01/11/2024	400	401
VF
2.050%, 04/23/2022	375	381
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (A)	325	335
		11,470

Consumer Staples — 1.2%
Campbell Soup
2.500%, 08/02/2022	874	898
Coca-Cola European Partners PLC
0.500%, 05/05/2023 (A)	975	974
Keurig Dr Pepper
0.750%, 03/15/2024	1,510	1,510
Mondelez International
0.625%, 07/01/2022	400	401
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	250	250
		4,033

Energy — 2.2%
Diamondback Energy
0.900%, 03/24/2023	750	750
El Paso Natural Gas LLC
8.625%, 01/15/2022	218	230
Enbridge
0.413%, VAR United States Secured Overnight Financing Rate+0.400%, 02/17/2023	845	846
Kinder Morgan Energy Partners
5.000%, 10/01/2021	130	131
MPLX
1.285%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	1,036
Phillips 66
3.700%, 04/06/2023	285	302
Pioneer Natural Resources
0.750%, 01/15/2024	1,515	1,515
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	200	203
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,613
Southern Natural Gas LLC
0.625%, 04/28/2023 (A)	285	285

SEI Daily Income Trust / Quarterly Report / April 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Valero Energy
2.700%, 04/15/2023	$225	$234
		7,145

Financials — 19.7%
ABN AMRO Bank MTN
0.760%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	751
AIG Global Funding
0.800%, 07/07/2023 (A)	315	317
American Honda Finance MTN
0.875%, 07/07/2023	300	303
Aon
2.200%, 11/15/2022	140	144
Bank of America
0.700%, VAR United States Secured Overnight Financing Rate+0.690%, 04/22/2025	650	651
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	300	305
0.851%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	1,000	1,001
Bank of Montreal
0.361%, VAR United States Secured Overnight Financing Rate+0.350%, 12/08/2023	600	600
Bank of Montreal MTN
0.690%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,340	1,352
Bank of New York Mellon MTN
0.270%, VAR United States Secured Overnight Financing Rate+0.260%, 04/26/2024	325	325
Bank of Nova Scotia
0.560%, VAR United States Secured Overnight Financing Rate+0.550%, 09/15/2023	1,545	1,553
Barclays Bank PLC
1.700%, 05/12/2022	225	228
BBVA USA
0.907%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	500
BPCE MTN
3.000%, 05/22/2022 (A)	975	1,002
Brighthouse Financial Global Funding MTN
0.770%, VAR United States Secured Overnight Financing Rate+0.760%, 04/12/2024 (A)	445	447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Canadian Imperial Bank of Commerce
0.810%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	$500	$504
0.410%, VAR United States Secured Overnight Financing Rate+0.400%, 12/14/2023	2,210	2,212
Capital One
2.950%, 07/23/2021	825	828
2.150%, 09/06/2022	250	256
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	400	405
Charles Schwab
0.510%, VAR United States Secured Overnight Financing Rate+0.500%, 03/18/2024	400	402
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	450	451
Citigroup
4.500%, 01/14/2022	800	824
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	650	656
0.880%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,725
0.679%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/2025	250	250
Citizens Bank
0.918%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
CNA Financial
7.250%, 11/15/2023	200	233
Credit Suisse NY
0.460%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	625	625
0.400%, VAR United States Secured Overnight Financing Rate+0.390%, 02/02/2024	2,280	2,271
DAE Funding LLC
5.250%, 11/15/2021 (A)	575	583
Danske Bank
5.000%, 01/12/2022 (A)	570	587
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	529
2.000%, 09/08/2021 (A)	400	402

2	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
4.250%, 10/14/2021	$650	$661
Equitable Financial Life Global Funding
0.400%, VAR United States Secured Overnight Financing Rate+0.390%, 04/06/2023 (A)	575	575
European Investment Bank
0.301%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	2,050	2,054
Fifth Third Bank MTN
1.800%, 01/30/2023	250	256
Ford Motor Credit LLC
1.463%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	349
Goldman Sachs Group
5.750%, 01/24/2022	2,275	2,365
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	425	425
0.441%, VAR United States Secured Overnight Financing Rate+0.430%, 03/08/2023	425	425
0.420%, VAR United States Secured Overnight Financing Rate+0.410%, 01/27/2023	575	575
HSBC Bank Canada
3.300%, 11/28/2021 (A)	500	509
0.950%, 05/14/2023 (A)	1,205	1,218
ING Groep
1.343%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	404
Inter-American Development Bank
0.270%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	2,455	2,461
Intercontinental Exchange
0.834%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	2,230	2,233
International Bank for Reconstruction & Development MTN
0.140%, VAR United States Secured Overnight Financing Rate+0.130%, 01/13/2023	410	410
Jackson National Life Global Funding
0.657%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	665	665
JPMorgan Chase
0.895%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/2027	650	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.590%, VAR United States Secured Overnight Financing Rate+0.580%, 03/16/2024	$1,990	$1,996
KeyBank
0.836%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	800	803
0.350%, VAR United States Secured Overnight Financing Rate+0.340%, 01/03/2024	575	575
Macquarie Bank MTN
0.441%, 12/16/2022 (A)	325	325
MassMutual Global Funding II
0.370%, VAR United States Secured Overnight Financing Rate+0.360%, 04/12/2024 (A)	400	401
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	448	452
Metropolitan Life Global Funding I MTN
0.580%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	550	553
Mitsubishi UFJ Financial Group
1.244%, VAR ICE LIBOR USD 3 Month+1.060%, 09/13/2021	405	407
Mizuho Financial Group
0.818%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	775	778
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate+0.616%, 04/05/2024	250	251
Morgan Stanley MTN
4.875%, 11/01/2022	625	665
2.750%, 05/19/2022	1,145	1,174
0.710%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	775	777
MUFG Union Bank
0.776%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	954
Nasdaq
0.445%, 12/21/2022	250	250
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	475	478
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	385
0.550%, 01/22/2024 (A)	400	399
Nordea Bank Abp
1.000%, 06/09/2023 (A)	300	304

SEI Daily Income Trust / Quarterly Report / April 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	$400	$401
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month+0.323%, 02/24/2023	550	556
0.501%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	1,600	1,603
Principal Life Global Funding II
0.460%, VAR United States Secured Overnight Financing Rate+0.450%, 04/12/2024 (A)	170	170
Protective Life Global Funding
1.082%, 06/09/2023 (A)	255	258
Royal Bank of Canada MTN
0.647%, VAR ICE LIBOR USD 3 Month+0.470%, 04/29/2022	1,175	1,180
0.460%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	400	401
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	534
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023	660	675
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	850	869
Toronto-Dominion Bank MTN
0.490%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	1,160	1,166
0.460%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	400	402
0.366%, VAR United States Secured Overnight Financing Rate+0.355%, 03/04/2024	575	576
0.250%, 01/06/2023	1,210	1,209
UBS
1.750%, 04/21/2022 (A)	750	760
UBS MTN
0.370%, VAR United States Secured Overnight Financing Rate+0.360%, 02/09/2024 (A)	400	400
UniCredit MTN
6.572%, 01/14/2022 (A)	350	364
USAA Capital
1.500%, 05/01/2023 (A)	525	537
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	450	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.141%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	$750	$753
		65,213

Health Care — 2.9%
AbbVie
2.150%, 11/19/2021	1,000	1,010
0.641%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021	695	696
AmerisourceBergen
0.737%, 03/15/2023	450	451
Anthem
3.125%, 05/15/2022	650	669
2.950%, 12/01/2022	575	597
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	426
0.831%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	825	825
Bristol-Myers Squibb
3.250%, 02/20/2023	409	429
2.550%, 05/14/2021	470	470
0.537%, 11/13/2023	425	425
Cigna
3.050%, 11/30/2022	350	364
0.613%, 03/15/2024	190	190
CVS Health
2.125%, 06/01/2021	775	775
Gilead Sciences
0.332%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	350	350
Illumina
0.550%, 03/23/2023	400	400
OhioHealth
1.119%, 11/15/2021	295	296
Royalty Pharma PLC
0.750%, 09/02/2023 (A)	700	700
Stryker
0.600%, 12/01/2023	230	230
Viatris
1.125%, 06/22/2022 (A)	450	453
		9,756

Industrials — 2.3%
Aviation Capital Group LLC
0.856%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	569
Boeing
4.508%, 05/01/2023	150	160
2.700%, 05/01/2022	325	332
2.300%, 08/01/2021	385	387
1.167%, 02/04/2023	475	477

4	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cargill
1.375%, 07/23/2023 (A)	$300	$306
Caterpillar Financial Services MTN
0.456%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	800	801
Equifax
1.064%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	461
Honeywell International
0.483%, 08/19/2022	865	866
Otis Worldwide
0.644%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	1,995	1,994
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	400	402
Roper Technologies
0.450%, 08/15/2022	150	150
Siemens Financieringsmaatschappij
0.440%, VAR United States Secured Overnight Financing Rate+0.430%, 03/11/2024 (A)	575	579
		7,484

Information Technology — 1.1%
Fidelity National Information Services
0.375%, 03/01/2023	425	424
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	271
0.914%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
Microchip Technology
3.922%, 06/01/2021	805	807
0.972%, 02/15/2024 (A)	375	375
Micron Technology
2.497%, 04/24/2023	545	565
NXP BV
3.875%, 09/01/2022 (A)	364	379
Oracle
2.500%, 05/15/2022	500	510
		3,706

Materials — 0.2%
LYB International Finance III LLC
1.202%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	500	501
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	215	216
		717

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 0.1%
Public Storage
0.480%, VAR United States Secured Overnight Financing Rate+0.470%, 04/23/2024	$310	$310

Utilities — 4.6%
American Electric Power
0.656%, VAR ICE LIBOR USD 3 Month+0.480%, 11/01/2023	1,060	1,061
Atmos Energy
0.625%, 03/09/2023	425	425
CenterPoint Energy Resources
0.700%, 03/02/2023	1,055	1,056
0.684%, VAR ICE LIBOR USD 3 Month+0.500%, 03/02/2023	650	650
Consolidated Edison of New York
0.601%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,080	1,081
Dominion Energy
2.450%, 01/15/2023 (A)	550	568
0.714%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	1,445	1,446
2.715%, 08/15/2021	130	131
DTE Energy
0.550%, 11/01/2022	1,050	1,051
NextEra Energy Capital Holdings
0.550%, VAR United States Secured Overnight Financing Rate+0.540%, 03/01/2023	1,350	1,354
0.452%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	575	575
ONE Gas
0.787%, VAR ICE LIBOR USD 3 Month+0.610%, 03/11/2023	575	575
PPL Electric Utilities
0.443%, VAR ICE LIBOR USD 3 Month+0.250%, 09/28/2023	875	875
Puget Energy
6.000%, 09/01/2021	467	475
Southern California Edison
0.840%, VAR United States Secured Overnight Financing Rate+0.830%, 04/01/2024	960	964
0.454%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	1,485	1,485
Southern California Gas
0.534%, VAR ICE LIBOR USD 3 Month+0.350%, 09/14/2023	970	970

SEI Daily Income Trust / Quarterly Report / April 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
3.450%, 09/01/2022	$400	$413
		15,155

Total Corporate Obligations (Cost $131,661) ($ Thousands)		132,137

ASSET-BACKED SECURITIES — 31.6%

Automotive — 17.7%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (A)	462	472
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	59	59
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	384	385
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (A)	631	631
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (A)	1,415	1,414
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/2024 (A)	295	295
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (A)	165	165
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A2
0.280%, 06/18/2024	295	295
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	396	398
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (A)	750	765
BMW Vehicle Lease Trust, Ser 2021-1, Cl A2
0.200%, 03/27/2023	155	155
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	232	233
CarMax Auto Owner Trust, Ser 2017-4, Cl A4
2.330%, 05/15/2023	500	504
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	217	218
CarMax Auto Owner Trust, Ser 2021-1, Cl A2A
0.220%, 02/15/2024	695	695

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021- N1, Cl A
0.700%, 01/10/2028	$570	$570
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	80	80
Chesapeake Funding II LLC, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (A)	207	209
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.485%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	387	388
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	166	171
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	611	618
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.345%, VAR ICE LIBOR USD 1 Month+0.230%, 04/15/2033 (A)	288	288
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	80	80
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	279	279
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (A)	912	912
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (A)	390	390
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (A)	205	205
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (A)	455	455
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	1,525	1,558
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	650	662
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.420%, VAR ICE LIBOR USD 1 Month+0.330%, 12/11/2034 (A)	535	536
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	410	410

6	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	$255	$258
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	252	258
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	19	19
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	595	598
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	283	284
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	84	84
Drive Auto Receivables Trust, Ser 2021-1, Cl A2
0.360%, 12/15/2023	490	490
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	160	160
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	47	47
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	750	756
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	77	78
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	252	253
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	680	692
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	359	359
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	915	920
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (A)	1,255	1,255
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	260	260
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (A)	335	335
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (A)	220	220
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	137	137
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	325	328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	$323	$328
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	574	582
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (A)	129	129
Enterprise Fleet Funding, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	980	980
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/2023 (A)	620	633
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	450	465
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	607	610
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	35	35
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	247	247
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl A3
0.340%, 03/15/2024	570	570
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	695	695
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	47	48
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	177	178
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (A)	1,115	1,116
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	38	38
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	67	68
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	175	177
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	215	217
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	222	225

SEI Daily Income Trust / Quarterly Report / April 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	$269	$272
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	124	124
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	744	745
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (A)	585	585
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	157	158
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (A)	700	700
GLS Auto Receivables Issuer Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	36	36
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	86	86
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	117	118
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	171	172
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (A)	148	148
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/2024 (A)	414	414
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (A)	515	516
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	324	325
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	285	289
GM Financial Leasing Trust, Ser 2021-1, Cl A2
0.170%, 04/20/2023	415	415
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	143	144
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	696	698
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	1,358	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	$40	$40
Mercedes-Benz Auto Lease Trust, Ser 2020- B, Cl A3
0.400%, 11/15/2023	490	491
Mercedes-Benz Auto Lease Trust, Ser 2021- A, Cl A2
0.180%, 03/15/2023	850	850
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.465%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	955	955
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.915%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	1,135	1,147
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (A)	691	692
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	125	126
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	350	356
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	100	101
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	229	229
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,275	1,277
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	275	277
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	305	306
Santander Retail Auto Lease Trust, Ser 2020-B, Cl A2
0.420%, 11/20/2023 (A)	515	515
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	228	231
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	160	161
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	737	742

8	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	$474	$475
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	564	567
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,290	1,304
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (A)	645	645
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (A)	40	40
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (A)	825	825
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	425	426
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
0.585%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	13	13
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (A)	565	576
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	132	132
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,389	1,404
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (A)	758	760
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	2,851	2,856
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (A)	400	400
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	280	280
Wheels SPV 2 LLC, Ser 2021-1A, Cl A
0.559%, VAR ICE LIBOR USD 1 Month+0.280%, 08/20/2029 (A)	1,070	1,070
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	949	950

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	$137	$137
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	73	73
		58,361

Credit Card — 0.5%

American Express Credit Account Master Trust, Ser 2019-2, Cl A
2.670%, 11/15/2024	450	461
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	136	138
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026	510	511
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	670	686
		1,796

Miscellaneous Business Services — 13.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.786%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	52	52
Affirm Asset Securitization Trust, Ser 2020- Z1, Cl A
3.460%, 10/15/2024 (A)	139	141
Affirm Asset Securitization Trust, Ser 2020- Z2, Cl A
1.900%, 01/15/2025 (A)	367	370
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025	130	130
Affirm Asset Securitization Trust, Ser 2021- Z1, Cl A
1.070%, 08/15/2025 (A)	450	450
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	600	601
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	440	440
Apidos CLO XII, Ser 2018-12A, Cl AR
1.264%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	600
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	21	21

SEI Daily Income Trust / Quarterly Report / April 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2018-3A, Cl A1
1.138%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	$372	$372
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	203	205
Benefit Street Partners CLO X, Ser 2021- 10A, Cl X
0.788%, VAR ICE LIBOR USD 3 Month+0.600%, 04/20/2034 (A)	289	288
Carbone CLO, Ser 2017-1A, Cl A1
1.328%, VAR ICE LIBOR USD 3 Month+1.140%, 01/20/2031 (A)	250	250
Carlyle Global Market Strategies, Ser 2018- 1A, Cl A1R2
1.160%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	648	648
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	300	300
CIFC Funding, Ser 2017-1A, Cl ARR
1.294%, VAR ICE LIBOR USD 3 Month+1.110%, 01/22/2031 (A)	325	325
CIFC Funding, Ser 2018-3A, Cl AR
1.060%, VAR ICE LIBOR USD 3 Month+0.870%, 04/19/2029 (A)	375	375
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	179	180
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	154	157
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	467	468
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	204	204
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
1.326%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	473	474
Conn’s Receivables Funding LLC, Ser 2020- A, Cl A
1.710%, 06/16/2025 (A)	146	146
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	232	234
Crossroads Asset Trust, Ser 2021-A, Cl A1
0.374%, 12/20/2021 (A)	470	470
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	360	360
Dell Equipment Finance Trust, Ser 2021-1, Cl A2
0.330%, 05/22/2026 (A)	565	565
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	54	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	$205	$205
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	390	396
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
1.046%, VAR ICE LIBOR USD 3 Month+0.870%, 04/24/2029 (A)	630	630
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-1, Cl A2
0.270%, 06/15/2023 (A)	770	770
Home Partners of America Trust, Ser 2017- 1, Cl B
1.465%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	625	626
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	59	59
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	171	172
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	1,180	1,181
HPEFS Equipment Trust, Ser 2021-1A, Cl A2
0.270%, 03/20/2031 (A)	270	270
HPS Loan Management, Ser 2021-19, Cl XR
0.776%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2034 (A)	430	430
John Deere Owner Trust, Ser 2021-A, Cl A2
0.200%, 12/15/2023	300	300
KKR CLO 11, Ser 2017-11, Cl AR
1.364%, VAR ICE LIBOR USD 3 Month+1.180%, 01/15/2031 (A)	325	325
KKR CLO 21, Ser 2018-21, Cl A
1.184%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	465
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	275	276
LCM XXIII, Ser 2020-23A, Cl A1R
1.258%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2029 (A)	545	545
LCM XXIV, Ser 2021-24A, Cl AR
1.168%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (A)	540	540
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.186%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (A)	500	500
Magnetite VII, Ser 2018-7A, Cl A1R2
0.984%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	794	795

10	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite VIII, Ser 2018-8A, Cl AR2
1.164%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	$685	$686
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	90	91
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	221	223
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	93	94
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	192	193
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	724	727
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (A)	131	131
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (A)	160	160
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	103	107
Mill City Mortgage Loan Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	23	23
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	210	214
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	116	119
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	138	138
MMAF Equipment Finance LLC, Ser 2020- BA, Cl A2
0.380%, 08/14/2023 (A)	645	646
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	58	58
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	147	148
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	123	123
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.865%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2068 (A)	610	611
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	910	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	$371	$371
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.456%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	293	292
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.376%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	82	82
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
0.746%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,100	1,100
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.120%, VAR ICE LIBOR USD 3 Month+0.930%, 10/18/2029 (A)	910	910
New Residential Mortgage LLC, Ser 2018- FNT1, Cl A
3.610%, 05/25/2023 (A)	331	332
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054	196	196
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.765%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	770	772
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.675%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	580	582
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	89	90
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	186	185
Octagon Investment Partners XVI, Ser 2018- 1A, Cl A1R
1.210%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2030 (A)	250	250
Octagon Investment Partners XXI, Ser 2021- 1A, Cl XR3
0.844%, VAR ICE LIBOR USD 3 Month+0.650%, 02/14/2031 (A)	250	250
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	232	233
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	437	441

SEI Daily Income Trust / Quarterly Report / April 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OZLM VII, Ser 2018-7RA, Cl A1R
1.200%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	$563	$562
OZLM XII, Ser 2018-12A, Cl A1R
1.236%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	283	283
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	360	363
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	1,375	1,382
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	115	117
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	487	488
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (A)	815	815
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month+1.400%, 04/15/2031 (A)	900	900
Shackleton, Ser 2018-6RA, Cl A
1.210%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	425	425
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.556%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	79	79
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
0.415%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	317	317
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.615%, VAR ICE LIBOR USD 1 Month+0.500%, 01/15/2053 (A)	211	211
SoFi Consumer Loan Program, Ser 2017-1, Cl B
4.730%, 01/26/2026 (A)(B)	197	198
SoFi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	63	63
SoFi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	87	88
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	270	271
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	513	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	$406	$410
SoFi Professional Loan Program, Ser 2020- A, Cl A1FX
2.060%, 05/15/2046 (A)	457	459
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.886%, VAR ICE LIBOR USD 1 Month+0.780%, 07/25/2035	585	585
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.136%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	437	438
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	8	8
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	92	92
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	43	44
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	101	102
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	542	551
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	466	472
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	314	324
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.706%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	325	325
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	129	133
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	90	93
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	400	401
Treman Park CLO, Ser 2018-1A, Cl ARR
1.258%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	411	413

12	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.074%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	$660	$660
Upstart Securitization Trust, Ser 2019-2, Cl A
2.897%, 09/20/2029 (A)	347	348
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (A)	518	522
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	547
Voya CLO, Ser 2021-1A, Cl A1R
1.073%, VAR ICE LIBOR USD 3 Month+0.950%, 04/17/2030 (A)	460	460
Voya CLO, Ser 2021-2A, Cl A1R
1.164%, VAR ICE LIBOR USD 3 Month+0.980%, 06/07/2030 (A)	940	940
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
1.134%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	169	168
		44,438

Total Asset-Backed Securities (Cost $104,392) ($ Thousands)		104,595

MORTGAGE-BACKED SECURITIES — 14.1%

Agency Mortgage-Backed Obligations — 2.1%
FHLMC
2.367%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.025%, 02/01/2030	9	9
1.858%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.632%, 02/01/2022	1	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	3	3
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	281	288
FHLMC REMIC, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	29	29
FHLMC REMIC, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	30	31
FHLMC REMIC, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	140	143
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	265	271
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	256	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	$490	$504
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	253	256
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	282	290
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	102	103
FNMA
6.000%, 01/01/2027	7	8
5.500%, 12/01/2023 to 12/01/2024	90	91
5.000%, 02/01/2023 to 03/01/2025	10	11
3.500%, 08/01/2032	562	605
3.000%, 10/01/2030 to 12/01/2030	875	925
2.452%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.045%, 05/01/2028	1	1
2.340%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	3	3
2.253%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
2.073%, VAR ICE LIBOR USD 6 Month+1.823%, 09/01/2024	8	8
2.022%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	4	4
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	1	1
FNMA REMIC, Ser 2001-33, Cl FA
0.556%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	3	3
FNMA REMIC, Ser 2002-64, Cl FG
0.365%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-18, Cl LA
4.000%, 08/25/2039	23	23
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	189	192
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	260	267
FNMA REMIC, Ser 2012-6, Cl E
3.000%, 05/25/2037	155	155
FNMA REMIC, Ser 2013-100, Cl CA
4.000%, 03/25/2039	16	16
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	58	60
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	187	190
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022 (B)	114	115

SEI Daily Income Trust / Quarterly Report / April 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	$125	$127
FNMA, Ser 2017-M13, Cl FA
0.510%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	85	85
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	45	46
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	36	36
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	492	500
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	574	579
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	544	550
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	131	132

		6,924

Non-Agency Mortgage-Backed Obligations — 12.0%
Angel Oak Mortgage Trust I LLC, Ser 2019- 2, Cl A1
3.628%, 03/25/2049 (A)(B)	319	326
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	254	257
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	88	89
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	224	228
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	104	105
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(B)	397	405
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	536	541
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	352	353
Angel Oak Mortgage Trust LLC, Ser 2020- R1, Cl A1
0.990%, 04/25/2053 (A)(B)	271	271
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066 (A)(B)	720	718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	$251	$256
Banc of America Commercial Mortgage Trust, Ser 2016-UB10, Cl A2
2.723%, 07/15/2049	318	320
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.182%, 07/25/2035 (B)	42	42
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.617%, 11/25/2035 (B)	6	5
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	503	503
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.184%, 06/25/2035 (B)	22	23
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
2.814%, 08/25/2035 (B)	49	50
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	332	335
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	234	237
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	237	246
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.865%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	106	106
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.035%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	879	880
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.195%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	414	414
BX Commercial Mortgage Trust, Ser 2021- MFM1, Cl B
1.065%, VAR ICE LIBOR USD 1 Month+0.950%, 01/15/2034 (A)	550	550
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
1.235%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	840	836
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	241	245
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.064%, 09/25/2034 (B)	9	9

14	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
2.784%, 03/25/2036 (B)	$48	$43
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
2.641%, 02/25/2058 (A)(B)	227	236
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	100	102
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.015%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2037 (A)	98	99
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064 (A)(B)	461	461
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	60	60
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (B)	266	268
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	379	380
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	334	335
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	221	222
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (A)(B)	316	315
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	18	18
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	200	200
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	295	295
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.065%, VAR ICE LIBOR USD 1 Month+0.950%, 03/15/2038 (A)	1,030	1,029
CORE Mortgage Trust, Ser 2019-CORE, Cl A
0.995%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	318	318
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.646%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	9	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.345%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	$1,240	$1,244
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.095%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	475	476
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (A)(B)	346	346
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	5	5
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	19	19
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	219	220
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	444	448
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	279	281
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (A)(B)	207	207
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	70	71
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	132	132
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (A)(B)	130	130
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.256%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	11	11
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.806%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	805	834
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.006%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	486	514

SEI Daily Income Trust / Quarterly Report / April 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.956%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	$129	$128
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	174	175
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	211	212
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065	825	825
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066 (A)(B)	318	318
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.309%, 11/19/2035 (B)	79	78
GS Mortgage Securities Trust, Ser 2012- ALOH, Cl A
3.551%, 04/10/2034 (A)	500	508
GS Mortgage Securities Trust, Ser 2016- GS2, Cl A2
2.635%, 05/10/2049	14	14
GS Mortgage Securities Trust, Ser 2016- GS4, Cl A2
2.905%, 11/10/2049	261	263
GS Mortgage Securities Trust, Ser 2021- RENT, Cl A
0.814%, VAR ICE LIBOR USD 1 Month+0.700%, 11/21/2035 (A)	450	450
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.321%, 07/25/2035 (B)	91	67
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.938%, 05/25/2037 (B)	77	58
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.866%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	22	22
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.626%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	25	25
Impac CMB Trust, Ser 2005-3, Cl A1
0.586%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	25	24
Impac CMB Trust, Ser 2005-5, Cl A1
0.746%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2035	19	20
Impac CMB Trust, Ser 2005-8, Cl 1A
0.626%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	62	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
1.310%, VAR SOFR30A+1.300%, 03/25/2051 (A)	$594	$595
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.900%, VAR ICE LIBOR USD 1 Month+0.800%, 04/15/2038 (A)	510	510
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.174%, 08/25/2035 (B)	24	23
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.084%, 05/25/2037 (B)	48	45
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.928%, 10/25/2029 (A)(B)	225	232
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.856%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	193	193
KKR Industrial Portfolio Trust, Ser 2021- KDIP, Cl A
0.665%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (A)	400	400
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.915%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	190
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	1,362	1,383
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.610%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	363	358
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.860%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2055 (A)	830	830
Merit, Ser 2020-HILL, Cl A
1.265%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (A)	810	813
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.360%, 06/25/2037 (B)	56	48
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	46	46
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	174	176
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (A)(B)	231	231
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (A)(B)	361	360

16	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065 (A)(B)	$466	$466
MHC Commercial Mortgage Trust, Ser 2021- MHC, Cl B
1.251%, VAR ICE LIBOR USD 1 Month+1.101%, 04/15/2038 (A)	1,670	1,669
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (A)(B)	275	277
Morgan Stanley Capital I Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	39	39
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	590	590
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1
0.611%, VAR ICE LIBOR USD 1 Month+0.500%, 03/10/2022 (A)	300	301
MortgageIT Trust, Ser 2005-5, Cl A1
0.626%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	57	58
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.015%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	519
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	159	169
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	364	391
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	190	201
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	109	111
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	223	226
OBX Trust, Ser 2018-1, Cl A2
0.756%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	29	29
OBX Trust, Ser 2018-EXP2, Cl 2A1A
0.856%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	107	107
Paragon Mortgages No. 12 PLC, Ser 2006- 12A, Cl A2C
0.414%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	72	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 02/25/2024 (A)(B)	$144	$146
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.673%, 07/27/2037 (B)	60	53
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	185	185
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.656%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	8	8
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	33	33
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	93	96
Spruce Hill Mortgage Loan Trust, Ser 2019- SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	118	119
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (A)(B)	370	370
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	270	273
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	133	134
TTAN, Ser 2021-MHC, Cl B
1.210%, VAR ICE LIBOR USD 1 Month+1.100%, 03/15/2038 (A)	275	275
TTAN, Ser 2021-MHC, Cl A
0.960%, VAR ICE LIBOR USD 1 Month+0.850%, 03/15/2038 (A)	440	440
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A3
3.595%, 01/10/2045	400	402
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	149	149
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	190	193
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	191	194
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	148	150
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	243	246
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(B)	284	283
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (A)(B)	320	321

SEI Daily Income Trust / Quarterly Report / April 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(B)	$745	$742
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064 (A)(B)	569	570
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.929%, 03/25/2036 (B)	82	82
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	465
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	522
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	238	252
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	540	546

		39,833

Total Mortgage-Backed Securities (Cost $46,645) ($ Thousands)		46,757

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bills
0.140%, 10/07/2021 (C)	2,870	2,870
0.138%, 08/12/2021 (C)(D)	120	120
U.S. Treasury Notes
1.750%, 09/30/2022	7,150	7,315
1.625%, 12/31/2021	4,800	4,849
1.250%, 10/31/2021	2,980	2,998

Total U.S. Treasury Obligations (Cost $18,074) ($ Thousands)		18,152

COMMERCIAL PAPER — 3.5%
Arabella
0.275%, 06/16/2021 (C)	1,250	1,249
0.250%, 06/14/2021 (C)	1,270	1,270
BASF
0.190%, 06/28/2021 (C)	1,650	1,650
0.120%, 05/26/2021	825	825
Dallas Fort Worth, International Airport, TECP
0.380%, 08/25/2021	1,650	1,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (continued)
HSBC
0.402%, 02/04/2022 (C)	$2,150	$2,144
NatWest Marets
0.351%, 02/22/2022 (C)	2,100	2,095
Standard Chartered
0.240%, 03/04/2022	650	650

Total Commercial Paper (Cost $11,531) ($ Thousands)		11,533

MUNICIPAL BONDS — 2.2%

California — 0.6%
California State, Community College Districts, GO
0.250%, 12/30/2021	655	655
California State, GO
Callable 10/01/2021 @ 100
0.891%, 04/01/2047 (E)	775	776
California State, Infrastructure & Economic Development Bank, AMT, RB Callable 07/01/2021 @ 100
0.450%, 01/01/2050 (A)(E)	530	530
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		2,091

Illinois — 0.0%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	137

Massachusetts — 0.5%
Commonwealth of Massachusetts, Ser B, GO
0.230%, 05/20/2021	1,495	1,495

Nevada — 0.1%
Nevada State, Department of Business & Industry, AMT, RB
Callable 07/01/2021 @ 100
0.500%, 01/01/2050 (A)(E)	225	225

New York — 0.7%
Long Island, Power Authority, Ser C, RB
Callable 06/01/2021 @ 100
0.659%, 03/01/2022	440	440
New York & New Jersey, Port Authority, Ser 208, RB
2.667%, 09/15/2021	1,510	1,524

18	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York, Transportation Development Authority, RB
1.360%, 12/01/2021	$305	$307

		2,271

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB
0.491%, 01/01/2022	745	746

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (E)	245	250
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	100	100

		350

Total Municipal Bonds (Cost $7,293) ($ Thousands)		7,315

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
0.530%, 01/18/2022	2,250	2,257
FHLMC
0.340%, 12/11/2023	1,600	1,600
0.320%, 10/20/2022	1,105	1,105
0.200%, 12/30/2022	1,640	1,639

Total U.S. Government Agency Obligations (Cost $6,595) ($ Thousands)		6,601

SOVEREIGN DEBT — 0.7%

Province of Quebec Canada
2.375%, 01/31/2022	2,300	2,337

Total Sovereign Debt (Cost $2,310) ($ Thousands)		2,337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.0%
BNP Paribas
0.005%, dated 04/30/2021 to be repurchased on 05/03/2021, repurchase price $3,200,001 (collateralized by U.S. Government obligations, ranging in par value $81,200 - $6,836,800, 2.000% - 4.500%, 08/15/2045 – 04/01/2051; with total market value $3,264,048) (F)	$3,200	$3,200

Total Repurchase Agreement (Cost $3,200) ($ Thousands)		3,200

Total Investments in Securities — 100.6% (Cost $331,701) ($ Thousands)		$332,627

SEI Daily Income Trust / Quarterly Report / April 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(15)	Jun-2021	$(2,015)	$(1,981)	$34

U.S. 2-Year Treasury Notes	54	Jul-2021	11,928	11,921	(7)

U.S. 5-Year Treasury Notes	(6)	Jul-2021	(749)	(744)	5

U.S. Long Treasury Bond	(1)	Jun-2021	(160)	(157)	3

			$9,004	$9,039	$35

Percentages are based on Net Assets of $330,552 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2021, the value of these securities amounted to $158,042 ($ Thousands), representing 47.8% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GMAC — General Motors Acceptance Corporation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TECP — Tax-Exempt Commercial Paper

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	132,137	–	132,137
Asset-Backed Securities	–	104,595	–	104,595
Mortgage-Backed Securities	–	46,757	–	46,757
U.S. Treasury Obligations	–	18,152	–	18,152
Commercial Paper	–	11,533	–	11,533
Municipal Bonds	–	7,315	–	7,315
U.S. Government Agency Obligations	–	6,601	–	6,601
Sovereign Debt	–	2,337	–	2,337
Repurchase Agreement	–	3,200	–	3,200

Total Investments in Securities	–	332,627	–	332,627

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$42	$—	$—	$42
Unrealized Depreciation	(7)	—	—	(7)

Total Other Financial Instruments	$35	$—	$—	$35

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 55.3%

Agency Mortgage-Backed Obligations — 55.3%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$2,589	$2,830
4.000%, 01/01/2033	6,726	7,322
3.500%, 02/01/2029 to 05/01/2034	9,612	10,376
3.000%, 11/01/2036 to 12/01/2046	10,820	11,430
2.603%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	4	4
2.573%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	1	2
2.500%, 02/01/2032	1,488	1,556
2.480%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	3	3
2.446%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.246%, 04/01/2029	5	5
2.376%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	131	131
2.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.201%, 05/01/2024	3	3
2.298%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	11	11
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	7,285	7,581
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.888%, 06/25/2027 (A)	18,111	740
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.678%, 01/25/2031 (A)	13,621	673
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031 (A)	10,240	464
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026 (A)	23,687	729
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.461%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	2,253	2,255
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.601%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	7,058	7,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.591%, VAR ICE LIBOR USD 1 Month+0.480%, 04/25/2026	$15,005	$15,060
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.611%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2026	6,329	6,375
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	241	296
FHLMC REMIC, Ser 2003-2571, Cl FY
0.865%, VAR ICE LIBOR USD 1 Month+0.750%, 12/15/2032	2,883	2,942
FHLMC REMIC, Ser 2006-3148, Cl CF
0.515%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2034	122	123
FHLMC REMIC, Ser 2006-3153, Cl FX
0.465%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2036	87	87
FHLMC REMIC, Ser 2006-3174, Cl FA
0.415%, VAR ICE LIBOR USD 1 Month+0.300%, 04/15/2036	1,814	1,818
FHLMC REMIC, Ser 2006-3219, Cl EF
0.515%, VAR ICE LIBOR USD 1 Month+0.400%, 04/15/2032	2,459	2,486
FHLMC REMIC, Ser 2007-3339, Cl HF
0.635%, VAR ICE LIBOR USD 1 Month+0.520%, 07/15/2037	2,451	2,483
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,108	1,236
FHLMC REMIC, Ser 2011-3788, Cl FA
0.645%, VAR ICE LIBOR USD 1 Month+0.530%, 01/15/2041	3,739	3,772
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	35	36
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	297	18
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	432	24
FHLMC REMIC, Ser 2012-4030, Cl FD
0.465%, VAR ICE LIBOR USD 1 Month+0.350%, 02/15/2041	3,092	3,100
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	468	11
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	692	23
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	240	18
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	3,229
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	2,869	2,923

SEI Daily Income Trust / Quarterly Report / April 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	$2,263	$2,304
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	2,651	2,688
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	675	32
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	741	43
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	402	21
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	586	54
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	369	21
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	997	67
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	585	36
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	412	27
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	2,105	2,156
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,774	2,941
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	637	642
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	2,331	166
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	5,822	6,058
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,805	1,896
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	843	77
FHLMC REMIC, Ser 2016-4558, Cl DC
3.000%, 07/15/2043	2,229	2,273
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	830	138
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	926	970
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	3,775	3,876
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	7,394	7,623
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	505	510
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	5,745	5,912
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,025	1,097
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	1,058	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2019-4860, Cl A
3.500%, 08/15/2044	$29	$29
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	3,647	455
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	7,178	7,269
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	2,583	427
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	1,518	105
FNMA
7.000%, 06/01/2037	3	4
6.500%, 05/01/2026 to 01/01/2036	91	105
6.000%, 02/01/2023 to 09/01/2024	211	218
5.500%, 10/01/2021 to 06/01/2038	191	220
4.500%, 04/01/2026 to 08/01/2044	6,057	6,744
4.330%, 07/01/2021	3,301	3,300
4.177%, 09/01/2021 (A)	230	230
4.060%, 07/01/2021 (A)	64	64
4.000%, 05/01/2026 to 04/01/2042	7,092	7,693
3.980%, 08/01/2021	1,895	1,911
3.890%, 10/01/2023	810	872
3.850%, 01/01/2024	536	580
3.840%, 08/01/2021	6,162	6,160
3.810%, 11/01/2023	88	95
3.750%, 06/01/2022 to 09/01/2023	3,054	3,192
3.650%, 08/01/2023	96	101
3.500%, 10/01/2027 to 02/01/2045	24,682	26,674
3.337%, 01/01/2022 (A)	312	313
3.150%, 01/01/2027	1,446	1,584
3.092%, 07/01/2022 (A)	275	280
3.070%, 06/01/2027	942	1,020
3.000%, 09/01/2027 to 11/01/2036	7,802	8,246
2.970%, 12/01/2022	3,260	3,362
2.960%, 04/01/2022 to 01/01/2027 (A)	1,363	1,470
2.940%, 06/01/2022	279	283
2.830%, 06/01/2022	163	166
2.740%, 04/01/2022	122	124
2.580%, 08/01/2022	2,091	2,126
2.570%, 01/01/2023	1,812	1,853
2.540%, 03/01/2023	591	607
2.500%, 10/01/2031	3,159	3,323
2.460%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	18	18
2.455%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.239%, 08/01/2029	96	97
2.452%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.045%, 05/01/2028	4	4

22	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.450%, 11/01/2022	$389	$397
2.410%, 07/01/2021	133	133
2.360%, 04/01/2022	4,600	4,645
2.280%, 11/01/2022	1,124	1,143
2.150%, 05/01/2022	4,375	4,420
2.073%, VAR ICE LIBOR USD 6 Month+1.823%, 09/01/2024	72	72
2.050%, 11/01/2023	1,210	1,254
1.846%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	37	37
0.461%, VAR ICE LIBOR USD 1 Month+0.350%, 01/01/2023	704	703
FNMA REMIC, Ser 1992-61, Cl FA
0.756%, VAR ICE LIBOR USD 1 Month+0.650%, 10/25/2022	3	3
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	3	3
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	1	1
FNMA REMIC, Ser 1994-77, Cl FB
1.606%, VAR ICE LIBOR USD 1 Month+1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.506%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2032	58	58
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	2	2
FNMA REMIC, Ser 2006-76, Cl QF
0.506%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2036	302	305
FNMA REMIC, Ser 2006-79, Cl DF
0.456%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	231	233
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	313	363
FNMA REMIC, Ser 2007-64, Cl FB
0.476%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2037	1,645	1,664
FNMA REMIC, Ser 2008-16, Cl FA
0.806%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2038	1,054	1,076
FNMA REMIC, Ser 2009-110, Cl FD
0.856%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	4,001	4,087
FNMA REMIC, Ser 2009-112, Cl FM
0.856%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	2,481	2,538
FNMA REMIC, Ser 2009-82, Cl FD
0.956%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2039	3,604	3,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FC
1.026%, VAR ICE LIBOR USD 1 Month+0.920%, 10/25/2039	$3,152	$3,242
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	987	1,081
FNMA REMIC, Ser 2010-56, Cl AF
0.656%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2040	2,590	2,590
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	3,001	3,070
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	944	71
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	4,754	4,877
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	2,832	319
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	4,501	303
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.483%, 05/25/2042 (A)	142	12
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	553	38
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	1,138	51
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	483	31
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	1,315	72
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,778	203
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	4,041	4,119
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	857	867
FNMA REMIC, Ser 2013-121, Cl FA
0.506%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2043	18,393	18,598
FNMA REMIC, Ser 2013-130, Cl FQ
0.306%, VAR ICE LIBOR USD 1 Month+0.200%, 06/25/2041	3,359	3,363
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	2,422	2,460
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	4,053	4,116
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	2,954	2,985
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	2,003	2,034
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.704%, 08/25/2044 (A)	1,831	138
FNMA REMIC, Ser 2015-12, Cl DE
3.000%, 11/25/2039	1,402	1,409

SEI Daily Income Trust / Quarterly Report / April 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.814%, 04/25/2055 (A)	$1,431	$78
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	1,425	1,489
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.980%, 06/25/2055 (A)	1,646	99
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,567	1,647
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	677	81
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	304	26
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	2,927	3,109
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	1,007	1,034
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	565	35
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	841	882
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	651	114
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	3,933	4,091
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	1,170	1,211
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	4,130	4,266
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	6,659	6,766
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,394	292
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	3,316	485
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	945	992
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	3,856	4,200
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	1,823	1,930
FNMA REMIC, Ser 2020-1, Cl AC
3.500%, 08/25/2058	5,306	5,706
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	5,323	387
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	5,798	644
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	3,802	3,902
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,292	1,304
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	790	47

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	$3,072	$579
FNMA, Ser 2017-M13, Cl FA
0.510%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	674	674
FNMA, Ser 2017-M5, Cl FA
0.600%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	156	157
FNMA, Ser 2018- M12, Cl FA
0.510%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	395	395
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	632	634
FNMA, Ser 2019-M21, Cl X1, IO
1.563%, 05/25/2029 (A)	14,571	1,346
GNMA
6.500%, 08/15/2037 to 02/20/2039	158	179
6.000%, 01/15/2024 to 06/15/2041	3,223	3,803
5.500%, 10/15/2034 to 02/15/2041	1,414	1,655
5.000%, 09/15/2039 to 04/15/2041	829	960
4.500%, 09/20/2049	3,890	4,224
4.000%, 07/15/2041 to 08/15/2041	79	87
3.500%, 06/20/2046	3,587	3,848
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	3,040	3,442
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	1,499	1,524
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	2,144	397
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	903	211
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,640	1,733
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	288	295
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	2,653	415
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	716	751
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	553	30
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	503	506
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	2,287	2,335
GNMA, Ser 2013-129, Cl AF
0.516%, VAR ICE LIBOR USD 1 Month+0.400%, 10/20/2039	4,772	4,792
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	737	781
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	496	68

24	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	$506	$90
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	610	42
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	221	42
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	875	120
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	367	384
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	1,824	1,910
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	3,991	4,118
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	257	17
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	162	9
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,598	303
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	1,427	179
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	199	34
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	785	31
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	2,955	3,007
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	873	174
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	327	334
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	600	39
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,810	279
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	1,475	135
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,402	255
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	2,005	379
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	2,536	155
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,790	235
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	346	63
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	468	88
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,757	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	$942	$180
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,522	265
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	1,184	1,219
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	3,836	4,015
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	4,265	833
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	2,603	408
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,968	249
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	3,384	599
UMBS TBA
1.500% to 6.000%, 01/01/2029 to 12/25/2057	883	1,130

Total Mortgage-Backed Securities (Cost $411,336) ($ Thousands)		417,588

U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Notes
2.375%, 03/15/2022	39,088	39,873
2.250%, 04/15/2022 (B)	39,259	40,078
1.750%, 06/15/2022	55,375	56,407
1.750%, 05/15/2023	54,600	56,334
0.125%, 01/31/2023	39,750	39,734

Total U.S. Treasury Obligations (Cost $231,670) ($ Thousands)		232,426

REPURCHASE AGREEMENTS — 13.0%
BNP Paribas
0.005%, dated 04/30/2021 to be repurchased on 05/03/2021, repurchase price $79,900,033 (collateralized by U.S. Government obligations, ranging in par value $100 - $16,023,400, 0.000% - 6.000%, 07/08/2021 – 04/01/2051; with total market value $81,498,001) (C)	79,900	79,900

SEI Daily Income Trust / Quarterly Report / April 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank
0.005%, dated 04/30/2021 to be repurchased on 05/03/2021, repurchase price $18,000,008 (collateralized by U.S. Government obligations, ranging in par value $4,641,900 - $13,718,400, 0.000% - 0.000%, 05/27/2021 – 06/17/2021; with total market value $18,360,007) (C)	$18,000	$18,000

Total Repurchase Agreements (Cost $97,900) ($ Thousands)		97,900

Total Investments in Securities — 99.1% (Cost $740,906) ($ Thousands)		$747,914

A list of the open futures contracts held by the Fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(64)	Jun-2021	$(8,440)	$(8,450)	$(10)

U.S. 2-Year Treasury Notes	1,265	Jul-2021	279,417	279,259	(158)

U.S. 5-Year Treasury Notes	354	Jul-2021	43,879	43,874	(5)

U.S. Long Treasury Bond	(17)	Jun-2021	(2,645)	(2,673)	(28)

U.S. Ultra Long Treasury Bond	(11)	Jun-2021	(2,058)	(2,045)	13

Ultra 10-Year U.S. Treasury Notes	12	Jun-2021	1,755	1,746	(9)

			$311,908	$311,711	$(197)

Percentages are based on Net Assets of $755,079 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	417,588	–	417,588
U.S. Treasury Obligations	–	232,426	–	232,426
Repurchase Agreements	–	97,900	–	97,900

Total Investments in Securities	–	747,914	–	747,914

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	13	–	–	13
Unrealized Depreciation	(210)	–	–	(210)

Total Other Financial Instruments	(197)	–	–	(197)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

26	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.8%

Agency Mortgage-Backed Obligations — 99.0%
FHLMC
5.000%, 09/01/2029	$120	$132
3.650%, 04/01/2030	310	351
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.888%, 06/25/2027 (A)	1,649	67
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.815%, 04/25/2030 (A)	1,149	147
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.531%, 07/25/2030 (A)	1,324	147
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
1.055%, 09/25/2030 (A)	1,521	118
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.866%, 12/25/2030 (A)	2,324	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.678%, 01/25/2031 (A)	2,999	148
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031 (A)	1,350	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026 (A)	2,159	66
FHLMC REMIC, IO
0.472%, 02/25/2036	604	32
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	197	12
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	289	16
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	312	7
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	447	15
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	290	17
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	490	29
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	278	15
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	256	15
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	381	23
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	364	385
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	276	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$530	$48
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	173	31
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	291	69
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	172
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	95	19
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	340	42
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	414	60
FNMA
8.000%, 07/01/2025 to 09/01/2028	16	16
7.000%, 08/01/2029 to 09/01/2032	26	26
6.500%, 09/01/2032	31	35
5.000%, 03/01/2049 to 04/01/2049	275	305
3.260%, 06/01/2027	176	193
3.230%, 02/01/2027	140	154
2.000%, 05/01/2051	1,550	1,565
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037 (B)	725	674
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	1	1
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	247	37
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	68	5
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	342	22
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	174	20
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	608	42
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.814%, 04/25/2055 (A)	179	10
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	73	5
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	81	14
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	82
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	264	39
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	420	450
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	53
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	100	105

SEI Daily Income Trust / Quarterly Report / April 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	$300	$320
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	714
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	506	56
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	98	6
FNMA, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	497	54
FNMA, Ser 2019-M21, Cl X1, IO
1.563%, 05/25/2029 (A)	1,347	124
FNMA, Ser 2020-M2, Cl X, IO
0.420%, 01/25/2030 (A)	908	19
GNMA
9.000%, 05/15/2022	2	2
8.000%, 01/15/2022 to 03/15/2032	75	80
7.750%, 10/15/2026	12	13
7.500%, 02/15/2027 to 10/15/2035	54	61
7.250%, 01/15/2028	11	11
7.000%, 11/15/2031 to 11/15/2033	690	792
6.750%, 11/15/2027	5	6
6.500%, 10/15/2023 to 10/15/2038	230	267
6.000%, 12/15/2027 to 12/15/2040	591	684
5.500%, 01/15/2033 to 02/15/2041	927	1,071
5.000%, 06/15/2033 to 01/20/2045	2,120	2,444
4.500%, 08/15/2033 to 08/20/2049	3,171	3,510
4.000%, 01/15/2041 (C)	459	509
4.000%, 03/20/2040 to 05/20/2050	10,243	11,140
3.875%, 05/15/2042 to 08/15/2042	1,192	1,317
3.500%, 03/20/2041 to 12/20/2050	14,454	15,528
3.000%, 10/15/2042 to 01/20/2051	12,564	13,270
2.500%, 07/20/2045 to 04/20/2051	4,808	5,006
2.000%, 03/20/2051 to 04/20/2051	12,791	13,047
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	422	78
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	405	95
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	291	312
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	209	219
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	324	51
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	477	492
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	369	20
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	118	6
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	425	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	$501	$520
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	325	45
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	335	60
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	349	377
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	96	103
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	22	24
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	453	35
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	267
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	154	11
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	529	30
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	433	461
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	658	82
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	485	83
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	523	89
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	377	30
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	518	21
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	213	35
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	450	90
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	242	45
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	97	99
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	316	56
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	400	26
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	609	636
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	194	33
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	469	72
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	374	386

28	SEI Daily Income Trust / Quarterly Report / April 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	$965	$88
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	375	68
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	225	237
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,041	64
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	606	80
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	254	45
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	80
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	156	28
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	138	140
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	469
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	302	57
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	443	77
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	358	70
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	266
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	223	35
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	276	49
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	1,005	69
UMBS TBA
2.000% to 5.500%, 04/30/2035 to 06/15/2051	13,103	13,629

		97,356

Non-Agency Mortgage-Backed Obligations — 0.8%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	437	469
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	272	298

		767

Total Mortgage-Backed Securities (Cost $96,170) ($ Thousands)		98,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENTS — 9.3%
BNP Paribas
0.005%, dated 04/30/2021 to be repurchased on 05/03/2021, repurchase price $8,000,003 (collateralized by U.S. Government obligations, ranging in par value $6,054 - $9,268,859, 2.125% - 4.000%, 05/01/2034 – 12/31/2050; with total market value $8,160,000) (D)	$8,000	$8,000
Deutsche Bank
0.005%, dated 04/30/2021 to be repurchased on 05/03/2021, repurchase price $1,100,000 (collateralized by a U.S. Treasury obligation, par value $1,122,100, 0.000%, 06/29/2021; with total market value $1,122,078) (D)	1,100	1,100

Total Repurchase Agreements (Cost $9,100) ($ Thousands)		9,100

Total Investments in Securities — 109.1% (Cost $105,270) ($ Thousands)		$107,223

SEI Daily Income Trust / Quarterly Report / April 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2021

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Notes	(10)	Jun-2021	$(1,321)	$(1,320)	$1

U.S. 2-Year Treasury Notes	(6)	Jul-2021	(1,324)	(1,325)	(1)

U.S. 5-Year Treasury Notes	(17)	Jul-2021	(2,104)	(2,107)	(3)

U.S. Long Treasury Bond	(2)	Jun-2021	(315)	(315)	–

U.S. Ultra Long Treasury Bond	(1)	Jun-2021	(187)	(186)	1

Ultra 10-Year U.S. Treasury Notes	1	Jun-2021	146	146	–

			$(5,105)	$(5,107)	$(2)

Percentages are based on Net Assets of $98,279 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

PO — Principle Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	98,123	–	98,123
Repurchase Agreements	–	9,100	–	9,100

Total Investments in Securities	–	107,223	–	107,223

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*

Unrealized Appreciation	2	–	–	2

Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	(2)	–	–	(2)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

30	SEI Daily Income Trust / Quarterly Report / April 30, 2021